Basis of Presentation	9 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Interim results for Chiquita Brands International, Inc. ("CBII") and subsidiaries (collectively, with CBII, "Chiquita" or the "company") are subject to significant seasonal variations typical to the industry and are not indicative of the results of operations for a full fiscal year. In the opinion of management, all adjustments (which include only normal recurring adjustments unless otherwise noted) necessary for a fair statement of the results of the interim periods shown have been made.
See Notes to Consolidated Financial Statements included in the company's 2012 Annual Report on Form 10-K for additional information relating to the company's Consolidated Financial Statements. The December 31, 2012 Condensed Consolidated Balance Sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America. During 2012, the company identified certain ripening expenses previously reported as "Selling, general and administrative" expense that should have been recorded as "Cost of sales." The company concluded that correction of the expense classification was not material to any prior periods, and did not affect "Income (loss) from continuing operations" for any of the periods. The company has revised amounts previously reported as "Cost of sales" and "Selling, general and administrative" expense in the Condensed Consolidated Statements of Income to classify such ripening expenses as "Cost of sales."